Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PRAXIS FUNDS
Entity Central Index Key	0000912900
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000008547
Shareholder Report [Line Items]
Fund Name	Praxis Impact Bond Fund
Class Name	Class A
Trading Symbol	MIIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Praxis Impact Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxismutualfunds.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Line Graph [Table Text Block]
	Praxis Impact Bond Fund - Class A	Bloomberg U.S. Aggregate Bond Index
Dec-2014	$9,626	$10,000
Dec-2015	$9,657	$10,055
Dec-2016	$9,862	$10,321
Dec-2017	$10,168	$10,687
Dec-2018	$10,132	$10,688
Dec-2019	$10,917	$11,620
Dec-2020	$11,731	$12,492
Dec-2021	$11,469	$12,299
Dec-2022	$9,965	$10,699
Dec-2023	$10,520	$11,291
Dec-2024	$10,642	$11,432

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Impact Bond Fund - Class A
Without Load	1.17%	-0.51%	1.01%
With Load*	-2.64%	-1.27%	0.62%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to Class A.

Material Change Date	Dec. 31, 2024
AssetsNet	$ 984,456,466
Holdings Count | Holding	528
Advisory Fees Paid, Amount	$ 3,307,114
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$984,456,466 Number of Portfolio Holdings528 Advisory Fee $3,307,114 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	5.5%
Commercial Mortgage-Backed Securities	0.0%
Corporate Bonds	28.1%
Corporate Notes	1.0%
Foreign Governments	5.0%
Investment Companies	0.3%
Investment Purchased With The Cash Proceeds From Securities Lending	1.6%
Money Market Funds	2.3%
Municipal Bonds	1.0%
U.S. Government Agencies	55.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000035282
Shareholder Report [Line Items]
Fund Name	Praxis Impact Bond Fund
Class Name	Class I
Trading Symbol	MIIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Praxis Impact Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxismutualfunds.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.47%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.47%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Praxis Impact Bond Fund - Class I	Bloomberg U.S. Aggregate Bond Index
Dec-2014	$100,000	$100,000
Dec-2015	$100,620	$100,550
Dec-2016	$103,184	$103,212
Dec-2017	$106,880	$106,867
Dec-2018	$106,969	$106,879
Dec-2019	$115,686	$116,196
Dec-2020	$124,867	$124,918
Dec-2021	$122,460	$122,992
Dec-2022	$106,971	$106,991
Dec-2023	$113,251	$112,906
Dec-2024	$115,101	$114,317

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Impact Bond Fund - Class I	1.63%	-0.10%	1.42%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 984,456,466
Holdings Count | Holding	528
Advisory Fees Paid, Amount	$ 3,307,114
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$984,456,466 Number of Portfolio Holdings528 Advisory Fee $3,307,114 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	5.5%
Commercial Mortgage-Backed Securities	0.0%
Corporate Bonds	28.1%
Corporate Notes	1.0%
Foreign Governments	5.0%
Investment Companies	0.3%
Investment Purchased With The Cash Proceeds From Securities Lending	1.6%
Money Market Funds	2.3%
Municipal Bonds	1.0%
U.S. Government Agencies	55.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000008549
Shareholder Report [Line Items]
Fund Name	Praxis International Index Fund
Class Name	Class A
Trading Symbol	MPLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Praxis International Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxismutualfunds.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	1.02%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.02%
Line Graph [Table Text Block]

Total Return Based on $10,000 Investment*

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis International Index - Class A
Without Load	6.42%	4.11%	4.37%
With Load*	0.86%	2.98%	3.81%
Morningstar Global ex-US Target Market Exposure NR USD	5.37%	4.33%	4.98%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to Class A.

Material Change Date	Dec. 31, 2024
AssetsNet	$ 440,334,893
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 1,760,317
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$440,334,893 Number of Portfolio Holdings496 Advisory Fee $1,760,317 Portfolio Turnover29%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.2%
Corporate Notes	0.8%
Investment Purchased With The Cash Proceeds From Securities Lending	7.8%
Money Market Funds	0.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000035283
Shareholder Report [Line Items]
Fund Name	Praxis International Index Fund
Class Name	Class I
Trading Symbol	MPLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Praxis International Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxismutualfunds.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Total Return Based on $100,000 Investment

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis International Index - Class I	6.88%	4.70%	4.99%
Morningstar Global ex-US Target Market Exposure NR USD	5.37%	4.33%	4.98%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 440,334,893
Holdings Count | Holding	496
Advisory Fees Paid, Amount	$ 1,760,317
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$440,334,893 Number of Portfolio Holdings496 Advisory Fee $1,760,317 Portfolio Turnover29%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.2%
Corporate Notes	0.8%
Investment Purchased With The Cash Proceeds From Securities Lending	7.8%
Money Market Funds	0.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000008551
Shareholder Report [Line Items]
Fund Name	Praxis Value Index Fund
Class Name	Class A
Trading Symbol	MVIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Praxis Value Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxismutualfunds.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Line Graph [Table Text Block]
	Praxis Value Index Fund - Class A	S&P 500® Value Index	CRSP U.S. Large Cap Value Index	CRSP U.S. Total Market Index
Dec-2014	$9,478	$10,000	$10,000	$10,000
Dec-2015	$8,870	$9,687	$9,914	$10,040
Dec-2016	$10,301	$11,372	$11,592	$11,313
Dec-2017	$11,981	$13,119	$13,581	$13,710
Dec-2018	$10,966	$11,944	$12,848	$13,002
Dec-2019	$14,498	$15,758	$16,169	$17,011
Dec-2020	$15,017	$15,972	$16,535	$20,582
Dec-2021	$18,700	$19,949	$20,920	$25,877
Dec-2022	$17,231	$18,907	$20,498	$20,832
Dec-2023	$20,684	$23,110	$22,378	$26,244
Dec-2024	$22,814	$25,950	$25,959	$32,483

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Value Index Fund - Class A
Without Load	10.30%	9.49%	9.18%
With Load*	4.54%	8.31%	8.60%
S&P 500® Value Index	12.29%	10.49%	10.01%
CRSP U.S. Large Cap Value Index	16.00%	9.93%	10.01%
CRSP U.S. Total Market Index	23.77%	13.81%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to Class A.

AssetsNet	$ 494,927,910
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 1,237,821
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$494,927,910 Number of Portfolio Holdings313 Advisory Fee $1,237,821 Portfolio Turnover32%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.2%
Corporate Notes	0.9%
Investment Purchased With The Cash Proceeds From Securities Lending	2.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 23, 2024, the Fund’s benchmark index changed from the S&P 500® Value Index to CRSP U.S. Large Cap Value Index. The Fund believes the new index provides a comparable representation of the large cap value market in which the Fund invests to that of the prior benchmark index. The CRSP U.S. Total Market Index is the Fund's regulatory benchmark.

C000035284
Shareholder Report [Line Items]
Fund Name	Praxis Value Index Fund
Class Name	Class I
Trading Symbol	MVIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Praxis Value Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxismutualfunds.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Praxis Value Index Fund - Class I	S&P 500® Value Index	CRSP U.S. Large Cap Value Index	CRSP U.S. Total Market Index
Dec-2014	$100,000	$100,000	$100,000	$100,000
Dec-2015	$93,998	$96,865	$99,142	$100,403
Dec-2016	$109,745	$113,719	$115,924	$113,130
Dec-2017	$128,306	$131,186	$135,813	$137,102
Dec-2018	$117,959	$119,441	$128,479	$130,017
Dec-2019	$156,578	$157,578	$161,693	$170,110
Dec-2020	$162,955	$159,720	$165,353	$205,821
Dec-2021	$203,817	$199,487	$209,196	$258,767
Dec-2022	$188,424	$189,072	$204,983	$208,325
Dec-2023	$226,898	$231,102	$223,780	$262,439
Dec-2024	$251,056	$259,498	$259,594	$324,825

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Value Index Fund - Class I	10.65%	9.90%	9.64%
S&P 500® Value Index	12.29%	10.49%	10.01%
CRSP U.S. Large Cap Value Index	16.00%	9.93%	10.01%
CRSP U.S. Total Market Index	23.77%	13.81%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 494,927,910
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 1,237,821
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$494,927,910 Number of Portfolio Holdings313 Advisory Fee $1,237,821 Portfolio Turnover32%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.2%
Corporate Notes	0.9%
Investment Purchased With The Cash Proceeds From Securities Lending	2.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 23, 2024, the Fund’s benchmark index changed from the S&P 500® Value Index to CRSP U.S. Large Cap Value Index. The Fund believes the new index provides a comparable representation of the large cap value market in which the Fund invests to that of the prior benchmark index. The CRSP U.S. Total Market Index is the Fund's regulatory benchmark.

C000047793
Shareholder Report [Line Items]
Fund Name	Praxis Growth Index Fund
Class Name	Class A
Trading Symbol	MGNDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Praxis Growth Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxismutualfunds.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.63%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.63%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Growth Index Fund - Class A
Without Load	33.04%	16.60%	14.79%
With Load*	26.05%	15.35%	14.17%
S&P 500® Growth Index	36.04%	17.09%	15.29%
CRSP U.S. Large Cap Growth Index	32.73%	18.41%	15.80%
CRSP U.S. Total Market Index	23.77%	13.81%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to Class A.

AssetsNet	$ 673,781,784
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 1,439,231
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$673,781,784 Number of Portfolio Holdings193 Advisory Fee $1,439,231 Portfolio Turnover16%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.6%
Corporate Notes	0.9%
Investment Purchased With The Cash Proceeds From Securities Lending	1.2%
Money Market Funds	0.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 23, 2024, the Fund's benchmark index changed from the S&P 500® Growth Index to the CRSP U.S. Large Cap Growth Index. The Fund believes the new index provides a comparable representation of the large cap growth market in which the Fund invests to that of the prior benchmark index. The CRSP U.S. Total Market Index is the Fund's regulatory benchmark.

C000047795
Shareholder Report [Line Items]
Fund Name	Praxis Growth Index Fund
Class Name	Class I
Trading Symbol	MMDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Praxis Growth Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxismutualfunds.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.35%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.35%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Growth Index Fund - Class I	33.44%	16.94%	15.19%
S&P 500® Growth Index	36.04%	17.09%	15.29%
CRSP U.S. Large Cap Growth Index	32.73%	18.41%	15.80%
CRSP U.S. Total Market Index	23.77%	13.81%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 673,781,784
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 1,439,231
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$673,781,784 Number of Portfolio Holdings193 Advisory Fee $1,439,231 Portfolio Turnover16%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.6%
Corporate Notes	0.9%
Investment Purchased With The Cash Proceeds From Securities Lending	1.2%
Money Market Funds	0.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 23, 2024, the Fund's benchmark index changed from the S&P 500® Growth Index to the CRSP U.S. Large Cap Growth Index. The Fund believes the new index provides a comparable representation of the large cap growth market in which the Fund invests to that of the prior benchmark index. The CRSP U.S. Total Market Index is the Fund's regulatory benchmark.

C000047796
Shareholder Report [Line Items]
Fund Name	Praxis Small Cap Index Fund
Class Name	Class A
Trading Symbol	MMSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Praxis Small Cap Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxismutualfunds.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.03%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.03%
Line Graph [Table Text Block]
	Praxis Small Cap Index Fund - Class A	S&P SmallCap 600® Index	CRSP U.S. Small Cap Index	CRSP U.S. Total Market Index
Dec-2014	$9,472	$10,000	$10,000	$10,000
Dec-2015	$9,043	$9,803	$9,632	$10,040
Dec-2016	$9,784	$12,406	$11,391	$11,313
Dec-2017	$10,830	$14,048	$13,240	$13,710
Dec-2018	$9,903	$12,856	$12,005	$13,002
Dec-2019	$12,019	$15,785	$15,289	$17,011
Dec-2020	$13,267	$17,567	$18,205	$20,582
Dec-2021	$16,787	$22,278	$21,430	$25,877
Dec-2022	$13,416	$18,692	$17,650	$20,832
Dec-2023	$15,545	$21,692	$20,842	$26,244
Dec-2024	$16,767	$23,579	$23,805	$32,483

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Small Cap Index Fund - Class A
Without Load	7.86%	6.89%	5.88%
With Load*	2.23%	5.74%	5.30%
S&P SmallCap 600® Index	8.70%	8.36%	8.96%
CRSP U.S. Small Cap Index	14.22%	9.26%	9.06%
CRSP U.S. Total Market Index	23.77%	13.81%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to Class A.

AssetsNet	$ 180,981,599
Holdings Count | Holding	662
Advisory Fees Paid, Amount	$ 529,214
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$180,981,599 Number of Portfolio Holdings662 Advisory Fee (net of recoupments)$529,214 Portfolio Turnover82%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.6%
Corporate Notes	0.9%
Investment Purchased With The Cash Proceeds From Securities Lending	5.8%
Money Market Funds	1.7%
Rights	0.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 23, 2024, the Fund's benchmark index changed from the S&P SmallCap 600® Index to the CRSP U.S. Small Cap Index. The Fund believes the new index provides a comparable representation of the small cap market in which the Fund invests to that of the prior benchmark index. The CRSP U.S. Total Market Index is the Fund's regulatory benchmark.

C000047798
Shareholder Report [Line Items]
Fund Name	Praxis Small Cap Index Fund
Class Name	Class I
Trading Symbol	MMSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Praxis Small Cap Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxismutualfunds.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Praxis Small Cap Index Fund - Class I	S&P SmallCap 600® Index	CRSP U.S. Small Cap Index	CRSP U.S. Total Market Index
Dec-2014	$100,000	$100,000	$100,000	$100,000
Dec-2015	$96,010	$98,027	$96,319	$100,403
Dec-2016	$104,585	$124,059	$113,909	$113,130
Dec-2017	$116,322	$140,477	$132,404	$137,102
Dec-2018	$107,217	$128,563	$120,055	$130,017
Dec-2019	$130,935	$157,851	$152,890	$170,110
Dec-2020	$145,396	$175,668	$182,050	$205,821
Dec-2021	$185,178	$222,781	$214,298	$258,767
Dec-2022	$148,873	$186,917	$176,497	$208,325
Dec-2023	$173,688	$216,923	$208,419	$262,439
Dec-2024	$188,436	$235,787	$238,051	$324,825

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Small Cap Index Fund - Class I	8.49%	7.55%	6.54%
S&P SmallCap 600® Index	8.70%	8.36%	8.96%
CRSP U.S. Small Cap Index	14.22%	9.26%	9.06%
CRSP U.S. Total Market Index	23.77%	13.81%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 180,981,599
Holdings Count | Holding	662
Advisory Fees Paid, Amount	$ 529,214
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$180,981,599 Number of Portfolio Holdings662 Advisory Fee (net of recoupments)$529,214 Portfolio Turnover82%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.6%
Corporate Notes	0.9%
Investment Purchased With The Cash Proceeds From Securities Lending	5.8%
Money Market Funds	1.7%
Rights	0.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 23, 2024, the Fund's benchmark index changed from the S&P SmallCap 600® Index to the CRSP U.S. Small Cap Index. The Fund believes the new index provides a comparable representation of the small cap market in which the Fund invests to that of the prior benchmark index. The CRSP U.S. Total Market Index is the Fund's regulatory benchmark.

C000080567
Shareholder Report [Line Items]
Fund Name	Praxis Genesis Conservative Portfolio
Class Name	Class A
Trading Symbol	MCONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Praxis Genesis Conservative Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxismutualfunds.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Line Graph [Table Text Block]
	Praxis Genesis Conservative Portfolio	S&P Target Risk Conservative Index	Bloomberg U.S. Aggregate Bond Index	CRSP U.S. Total Market Index
Dec-2014	$9,474	$10,000	$10,000	$10,000
Dec-2015	$9,397	$9,894	$10,055	$10,040
Dec-2016	$9,794	$10,397	$10,321	$11,313
Dec-2017	$10,613	$11,423	$10,687	$13,710
Dec-2018	$10,333	$11,111	$10,688	$13,002
Dec-2019	$11,691	$12,666	$11,620	$17,011
Dec-2020	$12,892	$13,890	$12,492	$20,582
Dec-2021	$13,462	$14,583	$12,299	$25,877
Dec-2022	$11,498	$12,543	$10,699	$20,832
Dec-2023	$12,622	$13,915	$11,291	$26,244
Dec-2024	$13,274	$14,832	$11,432	$32,483

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Genesis Conservative Portfolio
Without Load	5.16%	2.57%	3.43%
With Load*	-0.39%	1.47%	2.87%
S&P Target Risk Conservative Index	6.59%	3.21%	4.02%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
CRSP U.S. Total Market Index	23.77%	13.81%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to Class A.

Material Change Date	Dec. 31, 2024
AssetsNet	$ 24,085,646
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 12,115
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$24,085,646 Number of Portfolio Holdings6 Advisory Fee $12,115 Portfolio Turnover12%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Affiliated Mutual Funds	100.0%
Money Market Funds	0.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000080568
Shareholder Report [Line Items]
Fund Name	Praxis Genesis Balanced Portfolio
Class Name	Class A
Trading Symbol	MBAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Praxis Genesis Balanced Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxismutualfunds.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Line Graph [Table Text Block]
	Praxis Genesis Balanced Portfolio	S&P Target Risk Growth Index	Bloomberg U.S. Aggregate Bond Index	CRSP U.S. Total Market Index
Dec-2014	$9,473	$10,000	$10,000	$10,000
Dec-2015	$9,308	$9,906	$10,055	$10,040
Dec-2016	$9,920	$10,567	$10,321	$11,313
Dec-2017	$11,247	$12,261	$10,687	$13,710
Dec-2018	$10,697	$11,564	$10,688	$13,002
Dec-2019	$12,681	$13,784	$11,620	$17,011
Dec-2020	$14,325	$15,415	$12,492	$20,582
Dec-2021	$16,011	$17,167	$12,299	$25,877
Dec-2022	$13,440	$14,545	$10,699	$20,832
Dec-2023	$15,342	$16,782	$11,291	$26,244
Dec-2024	$16,727	$18,583	$11,432	$32,483

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Genesis Balanced Portfolio
Without Load	9.03%	5.70%	5.85%
With Load*	3.32%	4.56%	5.28%
S&P Target Risk Growth Index	10.73%	6.16%	6.39%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
CRSP U.S. Total Market Index	23.77%	13.81%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to Class A.

Material Change Date	Dec. 31, 2024
AssetsNet	$ 94,180,838
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 46,971
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$94,180,838 Number of Portfolio Holdings6 Advisory Fee $46,971 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Affiliated Mutual Funds	100.0%
Money Market Funds	0.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000080569
Shareholder Report [Line Items]
Fund Name	Praxis Genesis Growth Portfolio
Class Name	Class A
Trading Symbol	MGAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Praxis Genesis Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxismutualfunds.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Line Graph [Table Text Block]
	Praxis Genesis Growth Portfolio	S&P Target Risk Aggressive Index	Bloomberg U.S. Aggregate Bond Index	CRSP U.S. Total Market Index
Dec-2014	$9,478	$10,000	$10,000	$10,000
Dec-2015	$9,242	$9,921	$10,055	$10,040
Dec-2016	$9,965	$10,681	$10,321	$11,313
Dec-2017	$11,630	$12,830	$10,687	$13,710
Dec-2018	$10,872	$11,849	$10,688	$13,002
Dec-2019	$13,280	$14,549	$11,620	$17,011
Dec-2020	$15,151	$16,452	$12,492	$20,582
Dec-2021	$17,684	$19,022	$12,299	$25,877
Dec-2022	$14,668	$15,953	$10,699	$20,832
Dec-2023	$17,159	$18,889	$11,291	$26,244
Dec-2024	$19,136	$21,438	$11,432	$32,483

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Praxis Genesis Growth Portfolio
Without Load	11.52%	7.58%	7.28%
With Load*	5.64%	6.43%	6.70%
S&P Target Risk Aggressive Index	13.49%	8.06%	7.92%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
CRSP U.S. Total Market Index	23.77%	13.81%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to Class A.

Material Change Date	Dec. 31, 2024
AssetsNet	$ 112,047,033
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 54,695
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$112,047,033 Number of Portfolio Holdings6 Advisory Fee $54,695 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Affiliated Mutual Funds	100.0%
Money Market Funds	0.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.